ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of details of the Group's subsidiaries, VIEs and VIEs' subsidiaries

	Date of	Place of	Percentage of
	incorporation or	establishment/	legal
	acquisition	incorporation	ownership
Subsidiaries:
Tiger Brokers (NZ) Limited (“TBNZ”)	August 02, 2016	New Zealand	100%
Up Fintech International Limited (“Up International”)	February 08, 2018	Hong Kong	100%
Tiger Fintech (Singapore) PTE Ltd. (“Tiger SG”)	March 13, 2018	Singapore	100%
Tiger Brokers (Singapore) PTE Ltd. (“Tiger Brokers SG”)	March 27, 2018	Singapore	100%
US Tiger Securities, Inc. (“US Tiger Securities”)	March 30, 2018	United States of America(“USA”)	100%
Beijing Bohu Xiangshang Technology Co.,LTD (“Beijing BHXS”, “Ningxia WFOE”)[1]	May 17, 2018	PRC	100%
Tiger Fintech Holdings, Inc (“Tiger Fintech Holdings”)	July 09, 2018	USA	100%
Beijing Xiangshang Yixin Technology Co., Ltd (“Beijing Yixin”, “Beijing WFOE”)	July 26, 2018	PRC	100%
Trading Front Inc (“Trading Front”)	August 01, 2018	USA	100%
Wealthn LLC (“Wealthn”)	August 01, 2018	USA	100%
Kastle Limited (“Kastle”)	October 15, 2018	Hong Kong	100%
Tung Chi Consulting Limited (“Tung Chi”)	January 29, 2019	Hong Kong	100%
Marsco Investment Corporation (“Marsco”)	July 12, 2019	USA	100%
Tradeup Inc. (“Tradeup”)	October 10, 2019	USA	100%
Hangzhou U-Tiger Technology Co. LTD	April 09,2020	PRC	100%
VIEs:
Ningxia Xiangshang Rongke Technology Co.,LTD (“Ningxia Rongke”, “Ningxia VIE”)	June 11, 2014	PRC	Consolidated VIE
Beijing Xiangshang Yiyi Laohu Technology Group Co.,LTD (“Beijing Yiyi”, “Beijing VIE”)	October 29, 2018	PRC	Consolidated VIE
VIEs’ subsidiaries:
Tiger Technology Corporation Limited (“Tiger Technology”)	October 14,2014	Hong Kong	VIE’s subsidiary
Tiger Holdings, LLC (“Tiger LLC”)	October 13, 2015	USA	VIE’s subsidiary
Beijing U‑Tiger Network Technology Co., LTD (“Beijing U‑Tiger Network”)	April 20, 2016	PRC	VIE’s subsidiary
Beijing U‑Tiger Business Service Co., Ltd (“Beijing U‑Tiger Business”)	April 21,2016	PRC	VIE’s subsidiary
Beijing Chenhao Technology Co., LTD. (“Beijing Chenhao”)	August 11, 2016	PRC	VIE’s subsidiary
Beijing Zhijianfengyi Information Technology Co., Ltd (“Beijing ZJFY”)	January 25, 2018	PRC	VIE’s subsidiary
Shenzhen Xiang Shang Hu Xun Technology Co., LTD (“HuXun”)	June 20, 2018	PRC	VIE’s subsidiary
Beijing Huyi Technology Co., Ltd (“Huyi”)	September 05, 2018	PRC	VIE’s subsidiary
Guangzhou U-Tiger Technology Co.,LTD (“Guangzhou U-Tiger”)	December 24, 2018	PRC	VIE’s subsidiary

1 In December 2020, the name of “Ningxia Xiangshangyixin Technology Co., Ltd” was changed to “Beijing Bohu Xiangshang Technology Co., LTD”.

Schedule of amounts and balances of the VIEs

	As of December 31,
	2019	2020
	US$	US$
Current assets	11,412,715	10,000,576
Non-current assets	5,838,056	16,253,658
Total assets	17,250,771	26,254,234
Current liabilities	10,365,633	14,088,722
Non-current liabilities	100,701	1,158,044
Total liabilities	10,466,334	15,246,766

	For the years ended December, 31
	2018	2019	2020
	US$	US$	US$
Total revenues	27,536,436	3,089,605	2,625,883
Net loss	(4,948,406)	(24,539,413)	(21,090,334)

	For the years ended December, 31
	2018	2019	2020
	US$	US$	US$
Net cash provided by operating activities	3,768,318	33,354,051	26,964,708
Net cash used in investing activities	(2,456,147)	(726,601)	(353,353)
Net cash used in financing activities	(1,509,434)	—	—